Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible assets
Schedule of intangible assets and goodwill

	December 31,
		2017		2016
	Cost	Accumulated amortization	Net amount	Net amount
Goodwill (i)	753.5	—	753.5	753.5
Airport operating licenses (ii)	82.2	—	82.2	82.2
Software	257.2	(131.9)	125.3	106.9

	1,092.9	(131.9)	961.0	942.6

(i)

Refers to goodwill recorded in the acquisition of TudoAzul (former TRIP) in 2012. The amount of R$753.5 represents the excess of the consideration transferred over the fair value of the net assets acquired and liabilities assumed.

(ii)

As part of the purchase price allocation of TudoAzul (former TRIP) acquisition, the Company recognized a separate intangible asset for the airport operating licenses. These intangible assets were deemed to have an indefinite life.

Schedule of changes in intangible assets including goodwill

	Costs
	December 31, 2016	Acquisitions	Disposals/ Written-off	Transfers	December 31, 2017
Goodwill (i)	753.5	—	—	—	753.5
Airport operating licenses (ii)	82.2	—	—	—	82.2
Software	201.6	56.1	(0.5)	—	257.2

	1,037.3	56.1	(0.5)	—	1,092.9

	Accumulated amortization
	December 31, 2016	Amortization for the year	Disposals/ Written-off	Transfers	December 31, 2017

Software	(94.7)	(37.2)	—	—	(131.9)

	(94.7)	(37.2)	—	—	(131.9)

(i)

Refers to goodwill recorded in the acquisition of TudoAzul (former TRIP) in 2012. The amount of R$753.5 represents the excess of the consideration transferred over the fair value of the net assets acquired and liabilities assumed.

(ii)

As part of the purchase price allocation of TudoAzul (former TRIP) acquisition, the Company recognized a separate intangible asset for the airport operating licenses. These intangible assets were deemed to have an indefinite life.

Schedule of allocation of goodwill and airport operating services to cash generating units

	December 31,
	2017		2016
	Goodwill	Airport operating licenses	Goodwill	Airport operating licenses

Book value	753.5	82.2	753.5	82.2
Book value — CGU	3,330.1	—	3,440.0	—
Value in use	6,784.9	538.9	4,623.8	244.7

Discount rate before taxes	11.5%	12.5%	19.2%	20.5%
Perpetuity growth rate	3.0%	4.0%	3.4%	4.4%